Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Detail) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Jun. 30, 2019
Income statement
Other income	$ 209		$ 170	$ 393
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(14,315)		(13,695)	(28,022)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(29)		(168)	(264)
Samarco dam failure provision	56		(70)	(586)
Net finance costs	(524)		(533)	(1,064)
Loss before taxation	(784)		(210)	(1,060)
Income tax benefit	271		242	242
Loss after taxation	(513)		32	(818)
Balance sheet movement
Trade and other payables	710		297	(406)
Cash flow statement
Loss before taxation	(784)		(210)	(1,060)
Adjustments for:
Samarco impairment expense	29		168	264
Samarco dam failure provision	(56)		70	586
Net finance costs	524		533	1,064
Changes in assets and liabilities:
Trade and other payables	(710)		(297)	406
Net operating cash flows	7,442		7,274	17,871
Net investing cash flows	(3,732)		3,330	2,607
Net decrease in cash and cash equivalents	(1,290)		(7,527)	(10,495)
Samarco Germano dam decommissioning [member]
Loss from equity accounted investments, related impairments and expenses:
Samarco Germano dam decommissioning	7			(263)
Adjustments for:
Samarco Germano dam decommissioning	(7)			263
Samarco dam failure [member]
Income statement
Other income	40			50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(25)		(33)	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(27)		(47)	(96)
Samarco Germano dam decommissioning	7			(263)
Samarco dam failure provision	56		(70)	(586)
Profit/(loss) from operations	51		(150)	(952)
Net finance costs	(57)		(60)	(108)
Loss before taxation	(6)	[1]	(210)	(1,060)
Income tax benefit	0
Loss after taxation	(6)		(210)	(1,060)
Balance sheet movement
Trade and other payables			2	4
Provisions	186		38	(629)
Net assets/(liabilities)	186		40	(625)
Cash flow statement
Loss before taxation	(6)	[1]	(210)	(1,060)
Adjustments for:
Samarco impairment expense	27		47	96
Samarco Germano dam decommissioning	(7)			263
Samarco dam failure provision	(56)		70	586
Net finance costs	57		60	108
Changes in assets and liabilities:
Trade and other payables			(2)	(4)
Net operating cash flows	15		(35)	(11)
Net investment and funding of equity accounted investments	(207)		(215)	(424)
Net investing cash flows	(207)		(215)	(424)
Net decrease in cash and cash equivalents	$ (192)		$ (250)	$ (435)

[1]	Refer to note 9 Significant events – Samarco dam failure for further information.